Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Common units issued	71,034,163	60,109,163
Common units outstanding	71,034,163	60,109,163
General Partners, Units issued	1,449,681	1,226,721
General Partners, Units outstanding	1,449,681	1,226,721